Consolidated statement of income (Parenthetical) - CAD ($) $ in Billions	3 Months Ended			9 Months Ended
	Jul. 31, 2023	Apr. 30, 2023	Jul. 31, 2022	Jul. 31, 2023	Jul. 31, 2022
Profit or loss [abstract]
Interest income calculated based on effective interest method	$ 11.0	$ 10.1	$ 5.2	$ 30.8	$ 12.4